Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 08, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Provision for doubtful accounts (in Dollars)	$ 1,109,347	$ 1,933,661
Allowance for credit losses (in Dollars)
VAT rate	13.00%
Advertising expenses (in Dollars)	$ 861	8,096	95,432
Research and development expense (in Dollars)	$ 3,456,098	$ 2,753,315	$ 2,962,904
Tax benefit settlement rate	50.00%
Operating segment	1
Geographic Concentration Risk [Member] | PRC [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	95.17%	95.17%	95.17%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage		16.84%	27.63%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	11.84%	15.63%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage			10.97%
Supplier One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	13.73%	14.46%	11.93%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates translation	7.8
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Collection of amount (in Dollars)				$ 9,800,000